COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2017
Operating Lease Commitments

Future minimum payments under non-cancelable operating leases related to offices, servers and bandwidth with initial terms of one-year or longer consisted of the following at September 30, 2017:

US$
Years ending September 30, 2018	3,861
2019	1,117
2020	815
2021	6
2022 and thereafter	—

5,799